Dividends - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
	Feb. 03, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Dividends [Abstract]
Final dividend proposed (in GBP per share)		£ 0	£ 0.1078
Interim dividend paid (in GBP per share)	£ 0.0462	£ 0.154	£ 0.1517	£ 0.154
Interim dividend paid	£ 457	£ 1,521	£ 1,503	£ 1,524
Proposed dividend payable (in GBP per share)			£ 0.154	£ 0.154
Proposed full year dividend			£ 1,527	£ 1,524
Total dividend paid amount		£ 1,521	£ 1,503	£ 1,524